RESTRICTED CASH (Details) $ in Millions	1 Months Ended			12 Months Ended
	Nov. 30, 2021	Feb. 28, 2021	Jun. 30, 2016	Dec. 31, 2021 USD ($)	Dec. 31, 2021 Rate	Dec. 31, 2021 vessels	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Cash required to be maintained for covenant compliance							$ 67.0	$ 103.5
Debt instrument, covenant compliance, cash required to be maintained, percentage				64.00%	50.00%			100.00%
Number of vessels under finance lease | vessels						2
Cash buffer per vessel, covenant compliance				$ 2.0
Interest Rate Swap
Restricted Cash and Cash Equivalents Items [Line Items]
Restricted cash							0.0	$ 13.4
SFL
Restricted Cash and Cash Equivalents Items [Line Items]
Cash buffer per vessel, covenant compliance				$ 2.0
Cash surplus required for vessel leasing agreements							$ 2.0	$ 15.6
$275.0 million revolving credit facility | Other Affiliates Of Hemen
Restricted Cash and Cash Equivalents Items [Line Items]
Extension period	12 months
$275.0 million revolving credit facility | Loans Payable | Other Affiliates Of Hemen
Restricted Cash and Cash Equivalents Items [Line Items]
Extension period	12 months	12 months	18 months